Property, plant and equipment - Summary of property, plant and equipment (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	[1]	€ 15,983
Impairment losses and asset write-offs		137
Property, plant and equipment at end of period		35,488	€ 15,983	[1]
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		49,117	49,099
FCA-PSA merger		20,666
Additions		5,128	2,359
Divestitures		(1,549)	(1,341)
Change in the scope of consolidation		(8,328)	0
Translation differences		1,350	(849)
Transfer to Assets held for sale			0
Transfer from Assets held for sale		57
Other changes		1,008	(151)
Property, plant and equipment at end of period		67,449	49,117
Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(33,134)	(32,992)
Divestitures		1,170	1,170
Change in the scope of consolidation		4,638	0
Translation differences		(85)	530
Transfer to Assets held for sale		4	0
Other changes		(425)	407
Depreciation		3,992	2,157
Impairment losses and asset write-offs		137	92
Property, plant and equipment at end of period		(31,961)	(33,134)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		491
Property, plant and equipment at end of period		1,634	491
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		514	554
FCA-PSA merger		1,237
Additions		2	2
Divestitures		(39)	(22)
Change in the scope of consolidation		(114)	0
Translation differences		51	(13)
Transfer to Assets held for sale			0
Transfer from Assets held for sale		1
Other changes		(1)	(7)
Property, plant and equipment at end of period		1,651	514
Land | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(23)	(23)
Divestitures		0	1
Change in the scope of consolidation		8	0
Translation differences		0	0
Transfer to Assets held for sale		0	0
Other changes		(1)	(1)
Depreciation		1	0
Impairment losses and asset write-offs		0	0
Property, plant and equipment at end of period		(17)	(23)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		2,947
Property, plant and equipment at end of period		6,063	2,947
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		7,595	7,576
FCA-PSA merger		4,371
Additions		348	286
Divestitures		(469)	(172)
Change in the scope of consolidation		(2,046)	0
Translation differences		272	(176)
Transfer to Assets held for sale			0
Transfer from Assets held for sale		18
Other changes		143	81
Property, plant and equipment at end of period		10,232	7,595
Buildings | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(4,648)	(4,507)
Divestitures		210	121
Change in the scope of consolidation		931	0
Translation differences		(18)	90
Transfer to Assets held for sale		0	0
Other changes		(33)	76
Depreciation		545	409
Impairment losses and asset write-offs		66	19
Property, plant and equipment at end of period		(4,169)	(4,648)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		7,212
Property, plant and equipment at end of period		19,028	7,212
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		34,313	34,515
FCA-PSA merger		9,799
Additions		2,995	996
Divestitures		(875)	(1,050)
Change in the scope of consolidation		(5,109)	0
Translation differences		816	(510)
Transfer to Assets held for sale			0
Transfer from Assets held for sale		34
Other changes		3,575	362
Property, plant and equipment at end of period		45,548	34,313
Plant, machinery and equipment | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(27,101)	(27,147)
Divestitures		822	989
Change in the scope of consolidation		3,266	0
Translation differences		(56)	400
Transfer to Assets held for sale		3	0
Other changes		(287)	306
Depreciation		3,096	1,576
Impairment losses and asset write-offs		71	73
Property, plant and equipment at end of period		(26,520)	(27,101)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		3,733
Property, plant and equipment at end of period		4,843	3,733
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		5,071	4,791
FCA-PSA merger		807
Additions		214	93
Divestitures		(155)	(84)
Change in the scope of consolidation		(628)	0
Translation differences		83	(70)
Transfer to Assets held for sale			0
Transfer from Assets held for sale		0
Other changes		682	341
Property, plant and equipment at end of period		6,074	5,071
Other assets | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(1,338)	(1,287)
Divestitures		138	59
Change in the scope of consolidation		433	0
Translation differences		(11)	31
Transfer to Assets held for sale		1	0
Other changes		(104)	31
Depreciation		350	172
Impairment losses and asset write-offs		0	0
Property, plant and equipment at end of period		(1,231)	(1,338)
Advances and tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		1,600
Property, plant and equipment at end of period		3,920	1,600
Advances and tangible assets in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		1,624	1,663
FCA-PSA merger		4,452
Additions		1,569	982
Divestitures		(11)	(13)
Change in the scope of consolidation		(431)	0
Translation differences		128	(80)
Transfer to Assets held for sale			0
Transfer from Assets held for sale		4
Other changes		(3,391)	(928)
Property, plant and equipment at end of period		3,944	1,624
Advances and tangible assets in progress | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(24)	(28)
Divestitures		0	0
Change in the scope of consolidation		0	0
Translation differences		0	9
Transfer to Assets held for sale		0	0
Other changes		0	(5)
Depreciation		0	0
Impairment losses and asset write-offs		0	0
Property, plant and equipment at end of period		€ (24)	€ (24)

[1]	Refer to Note 3, Scope of consolidation